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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08037

ADVISORONE FUNDS

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporate Trust Center

251 Little Falls Drive

Wilmington, DE 19808

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 811-0225

Date of fiscal year end: April 30th

Date of reporting period: July 1, 2019 - June 30, 2020

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2020 with respect to which the Registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the Registrant cast its vote on the matter;

(h) How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the Registrant cast its vote for or against management.

Registrant: AdvisorOne Funds									Item 1, Exhibit A
Investment Company Act file number: 811-08037
Reporting Period:	July 1, 2019 - June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management	(j) Fund Name
BlackRock Corporation High Yield Fund III Inc	HYT	09255P107	7/29/2019	Elect Richard E. Cavanagh	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
BlackRock Corporation High Yield Fund III Inc	HYT	09255P107	7/29/2019	Elect Frank J. Fabozzi	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
BlackRock Corporation High Yield Fund III Inc	HYT	09255P107	7/29/2019	Elect Robert Fairbairn	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
BlackRock Corporation High Yield Fund III Inc	HYT	09255P107	7/29/2019	Elect Henry Gabbay	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
Fidelity Covington Trust	FTHRX	316092808	6/9/2020	Elect Dennis J. Dirks	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Aggressive Eqty
Fidelity Covington Trust	FTHRX	316092808	6/9/2020	Elect Donald F. Donahue	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Aggressive Eqty
Fidelity Covington Trust	FTHRX	316092808	6/9/2020	Elect Bettina Doulton	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Aggressive Eqty
Fidelity Covington Trust	FTHRX	316092808	6/9/2020	Elect Vicki L. Fuller	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Aggressive Eqty
Fidelity Covington Trust	FTHRX	316092808	6/9/2020	Elect Patricia L. Kampling	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Aggressive Eqty
Fidelity Covington Trust	FTHRX	316092808	6/9/2020	Elect Alan J. Lacy	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Aggressive Eqty
Fidelity Covington Trust	FTHRX	316092808	6/9/2020	Elect Ned C. Lautenbach	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Aggressive Eqty
Fidelity Covington Trust	FTHRX	316092808	6/9/2020	Elect Robert A. Lawrence	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Aggressive Eqty
Fidelity Covington Trust	FTHRX	316092808	6/9/2020	Elect Joseph Mauriello	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Aggressive Eqty
Fidelity Covington Trust	FTHRX	316092808	6/9/2020	Elect Cornelia M. Small	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Aggressive Eqty
Fidelity Covington Trust	FTHRX	316092808	6/9/2020	Elect Garnett A. Smith	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Aggressive Eqty
Fidelity Covington Trust	FTHRX	316092808	6/9/2020	Elect David M. Thomas	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Aggressive Eqty
Fidelity Covington Trust	FTHRX	316092808	6/9/2020	Elect Susan Tomasky	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Aggressive Eqty
Fidelity Covington Trust	FTHRX	316092808	6/9/2020	Elect Michael E. Wiley	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Aggressive Eqty
Fidelity Covington Trust	FTHRX	316092808	6/9/2020	Elect Dennis J. Dirks	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Diversified Eqty
Fidelity Covington Trust	FTHRX	316092808	6/9/2020	Elect Donald F. Donahue	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Diversified Eqty
Fidelity Covington Trust	FTHRX	316092808	6/9/2020	Elect Bettina Doulton	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Diversified Eqty
Fidelity Covington Trust	FTHRX	316092808	6/9/2020	Elect Vicki L. Fuller	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Diversified Eqty
Fidelity Covington Trust	FTHRX	316092808	6/9/2020	Elect Patricia L. Kampling	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Diversified Eqty
Fidelity Covington Trust	FTHRX	316092808	6/9/2020	Elect Alan J. Lacy	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Diversified Eqty
Fidelity Covington Trust	FTHRX	316092808	6/9/2020	Elect Ned C. Lautenbach	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Diversified Eqty
Fidelity Covington Trust	FTHRX	316092808	6/9/2020	Elect Robert A. Lawrence	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Diversified Eqty
Fidelity Covington Trust	FTHRX	316092808	6/9/2020	Elect Joseph Mauriello	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Diversified Eqty
Fidelity Covington Trust	FTHRX	316092808	6/9/2020	Elect Cornelia M. Small	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Diversified Eqty
Fidelity Covington Trust	FTHRX	316092808	6/9/2020	Elect Garnett A. Smith	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Diversified Eqty
Fidelity Covington Trust	FTHRX	316092808	6/9/2020	Elect David M. Thomas	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Diversified Eqty
Fidelity Covington Trust	FTHRX	316092808	6/9/2020	Elect Susan Tomasky	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Diversified Eqty
Fidelity Covington Trust	FTHRX	316092808	6/9/2020	Elect Michael E. Wiley	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Diversified Eqty
Invesco	XSLV	46138G706	8/19/2020	Elect Ronn R. Bagge	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
Invesco	XSLV	46138G706	8/19/2020	Elect Todd J. Barre	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
Invesco	XSLV	46138G706	8/19/2020	Elect Kevin M. Carome	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
Invesco	XSLV	46138G706	8/19/2020	Elect Edmund P. Giambastiani, Jr.	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
Invesco	XSLV	46138G706	8/19/2020	Elect Victoria J. Herget	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
Invesco	XSLV	46138G706	8/19/2020	Elect Marc M. Kole	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
Invesco	XSLV	46138G706	8/19/2020	Elect Yung Bong LIM	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
Invesco	XSLV	46138G706	8/19/2020	Elect Joanne Pace	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
Invesco	XSLV	46138G706	8/19/2020	Elect Gary R. Wicker	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
Invesco	XSLV	46138G706	8/19/2020	Elect Donald H. Wilson	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
Invesco	XSLV	46138G714	8/19/2020	Elect Ronn R. Bagge	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Aggressive Eqty
Invesco	XSLV	46138G714	8/19/2020	Elect Todd J. Barre	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Aggressive Eqty
Invesco	XSLV	46138G714	8/19/2020	Elect Kevin M. Carome	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Aggressive Eqty
Invesco	XSLV	46138G714	8/19/2020	Elect Edmund P. Giambastiani, Jr.	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Aggressive Eqty
Invesco	XSLV	46138G714	8/19/2020	Elect Victoria J. Herget	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Aggressive Eqty
Invesco	XSLV	46138G714	8/19/2020	Elect Marc M. Kole	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Aggressive Eqty
Invesco	XSLV	46138G714	8/19/2020	Elect Yung Bong LIM	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Aggressive Eqty
Invesco	XSLV	46138G714	8/19/2020	Elect Joanne Pace	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Aggressive Eqty
Invesco	XSLV	46138G714	8/19/2020	Elect Gary R. Wicker	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Aggressive Eqty
Invesco	XSLV	46138G714	8/19/2020	Elect Donald H. Wilson	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Aggressive Eqty
Invesco	XSLV	46138G706	8/19/2020	Elect Ronn R. Bagge	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Diversified Eqty
Invesco	XSLV	46138G706	8/19/2020	Elect Todd J. Barre	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Diversified Eqty
Invesco	XSLV	46138G706	8/19/2020	Elect Kevin M. Carome	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Diversified Eqty
Invesco	XSLV	46138G706	8/19/2020	Elect Edmund P. Giambastiani, Jr.	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Diversified Eqty
Invesco	XSLV	46138G706	8/19/2020	Elect Victoria J. Herget	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Diversified Eqty
Invesco	XSLV	46138G706	8/19/2020	Elect Marc M. Kole	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Diversified Eqty
Invesco	XSLV	46138G706	8/19/2020	Elect Yung Bong LIM	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Diversified Eqty
Invesco	XSLV	46138G706	8/19/2020	Elect Joanne Pace	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Diversified Eqty
Invesco	XSLV	46138G706	8/19/2020	Elect Gary R. Wicker	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Diversified Eqty
Invesco	XSLV	46138G706	8/19/2020	Elect Donald H. Wilson	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Diversified Eqty
Invesco	XSLV	46138G714	8/19/2020	Elect Ronn R. Bagge	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
Invesco	XSLV	46138G714	8/19/2020	Elect Todd J. Barre	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
Invesco	XSLV	46138G714	8/19/2020	Elect Kevin M. Carome	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
Invesco	XSLV	46138G714	8/19/2020	Elect Edmund P. Giambastiani, Jr.	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
Invesco	XSLV	46138G714	8/19/2020	Elect Victoria J. Herget	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
Invesco	XSLV	46138G714	8/19/2020	Elect Marc M. Kole	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
Invesco	XSLV	46138G714	8/19/2020	Elect Yung Bong LIM	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
Invesco	XSLV	46138G714	8/19/2020	Elect Joanne Pace	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
Invesco	XSLV	46138G714	8/19/2020	Elect Gary R. Wicker	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
Invesco	XSLV	46138G714	8/19/2020	Elect Donald H. Wilson	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
J.P.Morgan Investment Management Inc.	JPGE	46641Q803	10/10/2019	Approval of a New Management Agreement	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
J.P.Morgan Investment Management Inc.	JPGE	46641Q803	10/10/2019	Approval of a New Management Agreement	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Aggressive Eqty
J.P.Morgan Investment Management Inc.	JPGE	46641Q803	10/10/2019	Approval of a New Management Agreement	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Diversified Eqty
J.P.Morgan Investment Management Inc.	JPGE	46641Q803	10/10/2019	Approval of a New Management Agreement	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
Royce Value Trust Inc	RVT	780910105	9/24/2019	Elect Patricia W. Chadwick	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
Royce Value Trust Inc	RVT	780910105	9/24/2019	Elect Arthur S. Mehlman	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
Royce Value Trust Inc	RVT	780910105	9/24/2019	Elect Michael K. Shields	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
Salt Low truBeta US Market ETF	LSLT	79590A107	12/11/2019	Reorganization	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income

Registrant: AdvisorOne Funds : CLS Shelter Fund				Item 1, Exhibit A
Investment Company Act file number: 811-08037
Reporting Period: July 1, 2019 - June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management	(j) Fund Name

The CLS Shelter Fund did not receive any proxies during the reporting period.

Registrant: AdvisorOne Funds : Milestone Treasury Obligation Fund					Item 1, Exhibit A
Investment Company Act file number: 811-08037
Reporting Period: July 1, 2019 - June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management	(j) Fund Name
1

2	The Milestone Treasury Obligations Fund is a money market and therefore there are no proxy votes to report during the period.

SIGNATURES

See General Instruction F

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ADVISORONE FUNDS

By (Signature and Title)* /s/ Ryan Beach

Ryan Beach, President

Date: July 21, 2020

* Print the name and title of each signing officer under his or her signature.